Stockholder's Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholder's Equity
STOCKHOLDER'S EQUITY

On January 15, 2014, at formation, the Company authorized 1,000 shares of common stock. On January 29, 2014, the Company amended and restated its certificate of incorporation to authorize 500,000 shares of Class A common stock, par value $0.01 per share, of which 250,000 shares were issued to SunEdison at par value and 10,942 restricted shares were issued to certain individuals, all of which were outstanding at December 31, 2014. In addition, the Company authorized 500,000 shares of Class B common stock, par value $0.01 per share, of which 250,000 shares were issued to SunEdison at par value and were outstanding at December 31, 2014. Further, the Company authorized 100,000 shares of Class C common stock, par value $0.01 per share, of which 41,765 shares were issued to certain members of management and executive officers at par value and were outstanding at December 31, 2014.

Each share of Class A and Class C common stock entitles the holder to one vote per share on all matters. Each share of Class B common stock entitles the holder to ten votes per share. Holders of the Company's Class B common stock do not have any right to receive dividends. Shares of Class B common stock can be redeemed at a price per share equal to par value upon the exchange of Class B units of the Company for shares of the Company's Class A common stock. Shares of Class B common stock may not be transferred, except to SunEdison or a controlled affiliate of SunEdison, so long as an equivalent number of Class B units are transferred to the same person.

The Company also authorized 50,000,000 shares of preferred stock, par value $0.01 per share. No shares of preferred stock have been issued.

Effective upon the filing of the Company's amended and restated certificate of incorporation immediately prior to the completion of the IPO, the Company retired all of the outstanding shares of Class A common stock held by SunEdison, effected a 127.1624-for-one stock split of the remaining outstanding shares of the Company's Class A common stock and a 262.8376-for-one stock split of the outstanding shares of its Class B common stock, and converted all outstanding shares of Class C common stock into shares of Class A common stock on a 85.8661-for-one basis.

The Company's amended and restated certificate of incorporation also authorized 260,000,000 shares of Class B1 common stock, par value $0.01 per share. Each share of Class B1 common stock entitles the holder to one vote per share. Holders of the Company's Class B1 common stock do not have any right to receive dividends. Shares of Class B1 common stock can be redeemed at a price per share equal to par value upon the exchange of Class B1 units of the Company for shares of the Company's Class A common stock.

Initial Public Offering

On July 23, 2014, the Company completed its IPO by issuing 20,065,000 shares of its Class A common stock at a price of $25.00 per share (the "IPO Price") for aggregate gross proceeds of $501.6 million. In addition, the underwriters exercised in full their option to purchase an additional 3,009,750 shares of Class A common stock at the IPO Price for aggregate gross proceeds of $75.2 million. Concurrently with the IPO, the Company sold an aggregate of 2,600,000 shares of its Class A common stock at the IPO Price to Altai Capital Master Fund, Ltd. ("Altai") and Everstream Opportunities Fund I, LLC ("Everstream") (the "Private Placements"), for aggregate gross proceeds of $65.0 million. In addition, on July 23, 2014, as consideration for the acquisition of the Mt. Signal utility-scale solar power plant from Silver Ridge Power, LLC ("SRP") at an aggregate purchase price of $292.0 million, the Company issued to SRP 5,840,000 Class B units (and the Company issued a corresponding number of shares of Class B common stock) and 5,840,000 Class B1 units (and the Company issued a corresponding number of shares of Class B1 common stock). SRP distributed the Class B shares and units to SunEdison and the Class B1 shares and units to R/C US Solar Investment Partnership, L.P. ("Riverstone"), the owners of SRP.

The Company received net proceeds of $463.9 million from the sale of the Class A common stock after deducting underwriting discounts, commissions, structuring fees, and offering expenses. The Company received net proceeds of $69.6 million from the underwriters' exercise of their option to purchase an additional 3,009,750 shares of Class A common stock, after deducting underwriting discounts, commissions, and structuring fees, which was used to purchase Class B common stock from SunEdison. The Company also received net proceeds of $65.0 million from the Private Placements. The Company used $159.2 million of net proceeds to repurchase Class B common stock and Class B1 units from SunEdison.

Acquisition Private Placement Offering

On November 26, 2014, we completed the sale of a total of 11,666,667 shares of our Class A common stock in a private placement, or the “Acquisition Private Placement,” to certain eligible investors for a net purchase price of $337.8 million. We used the net proceeds from the Acquisition Private Placement to repay a portion of amounts outstanding under our Term Loan among other things. In connection with the Acquisition Private Placement, we entered into a registration rights agreement with the purchasers pursuant to which we filed a registration statement with the SEC covering the resale of the purchased shares. The registration statement for these shares became effective on January 8, 2015.

As of December 31, 2014, the following shares of the Company were outstanding:

Shares:	Number Outstanding	Shareholder(s)
Class A common stock	42,217,984	*
Class B common stock	64,526,654	SunEdison
Class B1 common stock	5,840,000	Riverstone
Total Shares	112,584,638
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* Common stock holders are comprised of: public, Acquisition Private Placement, Altai, Everstream, executive officers, management and employees. The par value of Class A common stock reflected on the consolidated balance sheets and consolidated statement of stockholders' equity excludes 3,485,155 shares of unvested restricted Class A common stock awards.

As of December 31, 2014, the Company owns 37.5% of Terra LLC and consolidates the results of Terra LLC through its controlling interest, with SunEdison's 57.3% interest and Riverstone's 5.2% interest shown as non-controlling interests.

Dividends

On October 27, 2014, the Company declared a quarterly dividend of $0.1717 per share on our outstanding Class A common stock payable which was paid on December 15, 2014 to holders of record on December 1, 2014. This amount represents a quarterly dividend of $0.2257 per share, or $0.9028 per share on an annualized basis, prorated to adjust for a partial quarter as we consummated our IPO on July 23, 2014.

On December 22, 2014, the Company declared a quarterly dividend for the fourth quarter on the Company's Class A common stock of $0.27 per share, or $1.08 per share on an annualized basis. The fourth-quarter dividend is payable on March 16, 2015 to shareholders of record as of March 2, 2015.

Follow-on Public Offering

On January 22, 2015, the Company completed the sale of a total of 13,800,000 shares of its Class A common stock to the public in a registered offering, including 1,800,000 shares sold pursuant to the underwriters' overallotment option. The Company received net proceeds of $390.6 million, $50.9 million of which was used to repurchase Class B common stock and Class B units from SunEdison and the remainder of which was used to pay for part of the purchase price of the First Wind assets and to repay remaining amounts outstanding under the Term Loan among other things.